Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
NET SALES	$ 7,647,119	$ 3,723,644	$ 16,788,736	$ 24,096,169
COST OF SALES	2,153,580	1,196,696	4,998,682	7,675,264
GROSS PROFIT	5,493,539	2,526,948	11,790,054	16,420,905
OPERATING EXPENSES:
General and administrative	2,482,269	959,317	4,258,177	5,380,819
Selling and marketing	3,389,944	1,652,527	8,514,634	12,428,314
Total operating expenses	5,872,213	2,611,844	12,772,811	17,809,133
OPERATING LOSS	(378,674)	(84,896)	(982,757)	(1,388,228)
MISCELLANEOUS INCOME	60,103
INTEREST (EXPENSE) INCOME, NET	(49,047)	(3,782)	(13,587)	657
LOSS BEFORE PROVISION FOR INCOME TAX	(367,618)	(88,678)	(996,344)	(1,387,571)
PROVISION FOR INCOME TAX
NET LOSS	(367,618)	(88,678)	$ (996,344)	$ (1,387,571)
OTHER COMPREHENSIVE LOSS:
Foreign currency translation adjustments	(5,417)
COMPREHENSIVE LOSS	$ (373,035)	$ (88,678)
NET LOSS PER SHARE
BASIC	$ (0.01)	$ 0.00	$ (0.04)	$ (0.06)
DILUTED	$ (0.01)	$ 0.00	$ (0.04)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
BASIC	44,067,195	28,148,074	28,213,675	24,979,067
DILUTED	44,067,195	28,148,074	28,213,675	24,979,067